Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Detail) (PME Multi-Employer Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Dec. 31, 2010 Employees
PME Multi-Employer Plan [Member]
Multiemployer Plans [Line Items]
NXP's contributions to the plan	$ 53	$ 59	$ 53
(including employees' contributions)	$ 4	$ 2	$ 2
Average number of NXP's active employees participating in the plan	3,229	3,256	3,537